Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lease
Lease

Note 6 – Lease

In March 2022, the Company entered into an operating lease for a warehouse, with a term of eighteen (18) months. In July 2023, the Company amended the contract and extended the lease term to July 2025.

In January 2025, the Company entered into an operating lease for our office and warehouse. The commencement date is April 1, 2025, and the termination date is March 31, 2030. The Company recorded a security deposit of $36,991. As of March 31, 2025, no right-of-use asset and liabilities have been recognized for this lease.

Short-term lease

The Company has some rental equipment with a month-to-month contract and leases commercial space for office, retail and warehousing, which is under one year lease agreement and expires March 31, 2025.

For the three months ended March 31, 2025 and 2024, right-of-use asset and lease information about the Company’s operating lease consist of:

	March 31,
	2025	2024
The components of lease expense were as follows:
Operating lease cost	$21,498	$21,498
Short-term lease cost	29,593	6,651
Variable lease cost	2,732	-
Total lease cost	$53,823	$28,149

Supplemental cash flow information related to leases was as follows:

	Three months ended
	March 31,
	2025	2024
Cash paid for operating cash flows from operating leases	$33,530	$21,198

Weighted-average remaining lease term - operating leases (year)	0.33	1.33
Weighted-average discount rate — operating leases	6.50%	6.50%

The following table outlines maturities of our lease liabilities as of March 31, 2025:

Year ending December 31,
2025 (remaining four months)	$29,064
Thereafter	-
29,064
Less: Imputed interest	(234)
Operating lease liabilities	$28,830

Note 7 – Lease

In March 2022, the Company has entered into an operating lease for the office, with the term of 18 months. In July 2023, the Company amended the contract and extended the lease term to July 2025.

For the years ended December 31, 2024 and 2023, right-of-use asset and lease information about the Company’s operating lease consist of:

	Year Ended
	December 31,
	2024	2023
The components of lease expense were as follows:
Operating lease cost	$85,992	$70,830
Short-term lease cost	75,252	8,816
Variable lease cost	22,125	8,698
Total lease cost	$183,369	$88,344

Supplemental cash flow information related to leases was as follows:

	Year Ended
	December 31,
	2024	2023
Cash paid for operating cash flows from operating leases	$98,917	$79,528
Right-of-use asset obtained in exchange for new operating lease liabilities	$-	$161,665

Weighted-average remaining lease term - operating leases (year)	0.58	1.58
Weighted-average discount rate — operating leases	6.50%	6.50%

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2024	2023
Operating lease right-of-use asset	$49,347	$129,683

Operating lease liabilities:
Current portion	$50,047	$80,136
Non-current portion	-	50,047
	$50,047	$130,183

The following table outlines maturities of our lease liabilities as of December 31, 2024:

Year ended December 31,

2025	$50,862
Thereafter	-
50,862
Less: Imputed interest	(815)
Operating lease liabilities	$50,047